Company financial information - Additional information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)		Dec. 31, 2018 USD ($)	Jan. 02, 2018 USD ($)	[4]	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)
IFRS profit/(loss) reconciliation:
Profit/(loss) for the year	€ (83)	$ (94)	$ (94)	€ 54	$ 63	[1],[2],[3]	€ (67)	$ (74)	[1],[2],[3]
IFRS equity reconciliation:
IFRS equity	(1,318)			(1,148)			(2,070)			$ (1,510)			$ (1,375)		$ (2,182)		$ (2,158)
IFRS equity | $										(1,509)	$ (1,359)		(1,374)	[2]	(2,179)	[2]	$ (2,155)	[2]
Ardagh Group S.A.
IFRS profit/(loss) reconciliation:
Parent only - IFRS profit for the year	108			148			268
IFRS equity reconciliation:
IFRS equity	1,808			1,812
Reportable Legal Entities | Ardagh Group S.A.
IFRS profit/(loss) reconciliation:
Parent only - IFRS profit for the year	108	128		148	166		268	296
IFRS equity reconciliation:
IFRS equity	1,808			1,812			837
IFRS equity | $										2,064			2,173		882
Consolidation Adjustments
IFRS profit/(loss) reconciliation:
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(191)	$ (222)		(94)	$ (103)		(335)	$ (370)
IFRS equity reconciliation:
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost | $										$ (3,573)			$ (3,547)		$ (3,061)
Consolidation Adjustments | Ardagh Group S.A.
IFRS equity reconciliation:
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	€ (3,126)			€ (2,960)			€ (2,907)

[1]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements.
[2]	The consolidated statements of changes in equity for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in detail in Notes 2 and 29 to these consolidated financial statements.
[3]	The consolidated statements of comprehensive income for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 29 to these consolidated financial statements.
[4]	Retained earnings at January 1, 2018 have been re-presented by $13 million reflecting $20 million in respect of the impact of the adoption of IFRS 15 “Revenue from contracts with customers”, partly offset by $7 million in respect of the adoption of IFRS 9 “Financial instruments”. Further, following the adoption of IFRS 9 “Financial instruments”, the cash flow hedge reserve has been re-presented by $16 million, and a cost of hedging reserve has been re-presented to $18 million. Please refer to Note 2 for further details in respect of the impact of these recently adopted accounting standards.